THE ALGER FUNDS
360 Park Avenue South
New York, New York  10010

June 1, 2018

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Alger Funds (File Nos.: 811-1355, 33-4959)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 108 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to change the name of Alger International Growth Fund to Alger International Focus Fund, to revise the Principal Investment Strategy description, and to update the portfolio managers.

The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file the consent of the Trust’s independent registered public accounting firm, to reflect any Staff comments that Fred Alger Management, Inc., may receive, and to make certain other revisions.

Should members of the Staff have any questions or comments regarding the Amendment, please contact me at 212.806.8806 or cullman@alger.com

Very truly yours,

/s/ Christopher Ullman, Esq.

Christopher Ullman, Esq.

cc:  Hal Liebes, Esq.

Tina Payne, Esq.

Lisa Moss, Esq.